PIMCO ETF Trust

Supplement Dated February 29, 2016 to the

Index Exchange-Traded Funds Prospectus

dated October 31, 2015, as supplemented (the “Prospectus”)

Disclosure Regarding the PIMCO 0-1 Year U.S. Treasury Index Exchange-Traded Fund,

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund and PIMCO 25+ Year Zero Coupon

U.S. Treasury Index Exchange-Traded Fund (each, a “Fund” and collectively, the “Funds”)

Effective immediately, the PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund and the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund are each jointly managed by Stephen Rodosky, Michael Cudzil, Matthew P. Dorsten, and Chris Caltagirone. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in each of the PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund’s and the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Stephen Rodosky, Michael Cudzil, Matthew P. Dorsten and Chris Caltagirone. Mr. Rodosky is a Managing Director of PIMCO, Mr. Cudzil is an Executive Vice President of PIMCO and Messrs. Dorsten and Caltagirone are Senior Vice Presidents of PIMCO. Each of Messrs. Rodosky, Dorsten and Caltagirone has jointly managed the Fund since December 2015. Mr. Cudzil has managed the Fund since February 2016. Effective March 1, 2016, Mr. Rodosky has requested a temporary leave of absence and is currently expected to return to his duties with respect to the Fund after such temporary leave of absence.

In addition, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO 0-1 Year U.S. Treasury Index Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Stephen Rodosky, Matthew P. Dorsten and Chris Caltagirone. Mr. Rodosky is a Managing Director of PIMCO, and Messrs. Dorsten and Caltagirone are Senior Vice Presidents of PIMCO. They will manage the Fund as of its inception. Effective March 1, 2016, Mr. Rodosky has requested a temporary leave of absence and is currently expected to return to his duties with respect to the Fund after such temporary leave of absence.

In addition, effective immediately, disclosure concerning the Funds’ portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO 0-1 Year U.S. Treasury Index Exchange-Traded Fund	Chris Caltagirone	12/15

Senior Vice President, PIMCO. Mr. Caltagirone is a portfolio manager in the Newport Beach office focusing on PIMCO’s exchange-traded funds. Prior to joining PIMCO in 2007, he worked as a sales trader in the equity derivatives group at Morgan Stanley. He has 12 years of investment experience and holds an MBA from the MIT Sloan School of Management, a master’s degree in electrical engineering from the University of California, San Diego and is an adjunct professor of mathematics in the California State University system.

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund		12/15

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund		12/15

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund		12/15

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund		12/15

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund		12/15

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund		12/15

PIMCO High Yield Corporate Bond Index Exchange-Traded Fund		12/15

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund		12/15

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	Michael Cudzil	2/16	Executive Vice President, PIMCO. Mr. Cudzil is a portfolio manager and mortgage specialist. Prior to joining PIMCO in 2012, he worked as a managing director and head of pass-through trading at Nomura.

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund		2/16

PIMCO 0-1 Year U.S. Treasury Index Exchange-Traded Fund	Matthew P. Dorsten	12/15	Senior Vice President, PIMCO. Mr. Dorsten is a member of the quantitative portfolio management group, focusing on quantitative strategy and passive replication. Mr. Dorsten joined PIMCO in 2006.

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund		12/15

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund		12/15

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund		12/15

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund		12/15

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund		12/15

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund		12/15

PIMCO High Yield Corporate Bond Index Exchange-Traded Fund		12/15

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund		12/15

PIMCO 0-1 Year U.S. Treasury Index Exchange-Traded Fund	Stephen Rodosky	12/15	Managing Director, PIMCO. Mr. Rodosky joined PIMCO in 2001 and specializes in portfolio management of treasuries, agencies and futures.

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund		12/15

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund		12/15

Investors Should Retain This Supplement for Future Reference

ETF_SUPP1_022916

PIMCO ETF Trust

Supplement dated February 29, 2016 to the

Statement of Additional Information dated October 31, 2015, as supplemented (the “SAI”)

Disclosure Regarding the PIMCO 0-1 Year U.S. Treasury Index Exchange-Traded Fund,

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund and PIMCO 25+ Year Zero Coupon

U.S. Treasury Index Exchange-Traded Fund (each, a “Fund” and collectively, the “Funds”)

Effective immediately, the PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund and the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund are each jointly managed by Stephen Rodosky, Michael Cudzil, Matthew P. Dorsten, and Chris Caltagirone. Additionally, effective March 1, 2016, Mr. Rodosky has requested a temporary leave of absence and is currently expected to return to his duties with respect to each Fund after such temporary leave of absence. Therefore, effective immediately, corresponding changes are made in the tables and accompanying footnotes in the subsections titled “Portfolio Managers—Other Accounts Managed” and “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement for Future Reference

ETF_SUPP2_022916